Other Expenses (Restructuring Charges) (Details) (Other expenses, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Charges
Balance at January 1,	$ 46	$ 23	$ 0
Restructuring charges	91	115	159
Cash payments	(100)	(92)	(136)
Balance at December 31,	37	46	23
Total restructuring charges incurred since inception of initiative	365	274	159
Severance
Restructuring Charges
Balance at January 1,	40	23	0
Restructuring charges	83	99	141
Cash payments	(92)	(82)	(118)
Balance at December 31,	31	40	23
Total restructuring charges incurred since inception of initiative	323	240	141
Lease and Asset Impairment
Restructuring Charges
Balance at January 1,	6	0	0
Restructuring charges	8	16	18
Cash payments	(8)	(10)	(18)
Balance at December 31,	6	6	0
Total restructuring charges incurred since inception of initiative	$ 42	$ 34	$ 18